4. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Provision for income taxes	$ 912	$ 912
Increase (decrease) in valuation allowance	$ (1,165,000)
Net operating loss carryforwards expiration dates	Net operating loss carryforwards expire at various dates from 2019 through 2037 and net operating loss carryforwards from Hong Kong operations carry forward indefinitely.
Federal [Member]
Operating loss carryforwards	$ 5,516,000
State [Member]
Operating loss carryforwards	2,915,000
Hong Kong operations [Member]
Operating loss carryforwards	$ 2,252,000